Principles of Consolidation, Investments in Subsidiaries and Unrealized - Additional Information (Detail) - BRL (R$) R$ in Thousands	Mar. 09, 2018	Aug. 04, 2016	Dec. 31, 2018	Jan. 30, 2018	Nov. 17, 2016
Disclosure of detailed information about business combination [line items]
Percentage of equity interests acquired		56.00%			100.00%
Proportion of voting rights held by non-controlling interests		44.00%
Goodwill		R$ 69,807
Total consideration					R$ 2,665,000
Non-compliance fine paid	R$ 286,160
TEAS Terminal Exportador de Alcool de Santos Ltda. [member]
Disclosure of detailed information about business combination [line items]
Percentage of equity interests acquired				100.00%
Total consideration			R$ 103,373	R$ 103,373
Goodwill			R$ 797	R$ 797